ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 30, 2020 VIA EDGAR	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Registrant”)

(Registration Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of the prospectus with respect to Western Asset Short Duration Municipal Income Fund and Western Asset Ultra-Short Income Fund, each a series of the Registrant, and the form of statement of additional information (“SAI”) with respect to Western Asset Ultra-Short Income Fund do not differ from those contained in Post-Effective Amendment No. 378 to the Registrant’s Registration Statement (“Amendment No. 378”), and (b) that Amendment No. 378 was filed electronically. Pursuant to Rule 497(c) under the Securities, the Registrant has filed a definitive form of the SAI with respect to Western Asset Short Duration Municipal Income Fund.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann